Operating profit (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Operating profit

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Operating profit is stated after accounting for the following charges:
Amortization (notes 7 and 31.2)	63,926	44,734	47,586
Depreciation (notes 6 and 31.2)	151,945	98,508	75,037
Impairment of intangible assets (notes 7 and 31.2)	2,687	3,166	2,871
Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 31.2)	9	(791)	1,905
Operating lease charges — premises, vehicles and equipment	24,622	24,690	23,536
Restructuring costs (note 19)	(741)	14,561	(333)
Write-down of inventory to net realizable value (notes 9 and 31.2)	9,294	9,967	5,317
Research expenditure	1,624	2,398	1,540
Transaction costs arising from investigating strategic alternatives	—	—	5,037
Professional fees	32,689	22,358	24,940
Staff costs	601,656	587,474	573,165
– Salaries, wages and other costs	564,207	554,793	540,227
– Pension costs (note 17)	27,097	29,370	27,118
– Equity-settled share-based payments (notes 14 and 31.2)	9,000	2,247	7,838
– Cash-settled share-based payments (note 20)	1,352	1,064	(2,018)

Number of employees at the end of the year	1,054	1,056	1,089